CONVERTIBLE PREFERRED SHARES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 05, 2021	Oct. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Deferred transaction costs				$ 371
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price			$ 0.4408
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price			$ 4.6366
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)			0
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price			$ 3.7093
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)			0
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price			$ 5.9842
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)			0
Series C-1 Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price		$ 9.573	$ 9.573
Proceeds from issuance of convertible preferred shares, net of issuance cost		$ 8,934
Temporary equity rate of interest on dividend declared but unpaid			6.00%
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	346,678	943,148	0
Temporary equity issuance costs		$ 95
Premoney evaluation		$ 1,300,000
Temporary equity predetermined issue price as percentage of original issue price		70.00%
Series C-1 Redeemable Convertible Preferred Shares [Member] | Minimum [Member]
Temporary Equity [Line Items]
Sale of stock minimum issue price as a percentage of issue price of redeemable convertible preferred stock			200.00%
Proceeds from issuance of convertible preferred shares, net of issuance cost			$ 100,000